Convertible Notes, Debt and Equity Movement of First and Third JDH Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accumulated Deficit [Abstract]
Amortization (Note 11)	$ 2,887	$ 5,518	$ 3,713
Debt [Abstract]
Loss on extinguishment	(6,863)	0	0
First and Third JDH Notes [Member]
Net Debt at Inception [Abstract]
Beginning balance	3,361	3,361
Repayments/ Conversions	(17,550)
Ending balance	(14,189)	3,361	3,361
Accumulated Deficit [Abstract]
Beginning balance	8,670	5,801
Amortization (Note 11)	995	2,869
Loss on extinguishment	4,524
Ending balance	14,189	8,670	5,801
Debt [Abstract]
Beginning balance	12,031	9,162
Repayments/ Conversions	(17,550)
Amortization (Note 11)	995	2,869
Loss on extinguishment	4,524
Ending balance	0	12,031	9,162
Additional Paid-in Capital [Abstract]
Beginning balance	14,189	14,189
Ending balance	$ 14,189	$ 14,189	$ 14,189